Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
“Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “compensation actually paid” amounts below differ from compensation actually received by the individuals described in the “Compensation Discussion and Analysis” section of this Proxy Statement. Due to inadvertent calculation errors, dividend equivalents paid on stock awards were incorrectly added as a separate adjustment in the 2023 Pay versus Performance table in our 2024 Proxy Statement, which was unnecessary because the value of dividend equivalents paid on such awards were already included in the calculation of the fair value of such awards as of each a pplicabl
e valuation date. The calculations have been corrected as shown below.
2024 Pay Versus Performance Table

			Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO			Company TSR	Peer Group TSR	Net Income (Loss)	Net Operating Ratio
	(1)	(2)	(1)	(2)	(3)	(3)		(4)

2024	$4,509,444	$7,296,709	$1,804,872	$2,587,800	$96.21	$178.32	$58,928,000	94.0%

2023	$4,287,954	$6,885,029	$1,605,915	$2,143,829	$70.35	$139.85	$66,823,000	93.3%

2022	$3,578,393	$1,915,799	$1,507,019	$1,202,603	$44.50	$124.27	$(22,257,000)	100.7%

2021	$3,540,457	$3,217,916	$723,930	$547,174	$66.88	$119.69	$20,407,000	97.4%

2020	$3,322,914	$2,672,083	$2,196,691	$1,215,000	$56.51	$97.21	$19,105,000	104.2%

(1)
The CEO for each year reported was Stephen J. Donaghy. The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2024, 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021 and 2020, Sean P. Downes (Executive Chairman), Jon W. Springer (Chief Risk Officer), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO).

(2)
SEC rules require certain adjustments be made to the “2024 Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2024 Pay Versus Performance Table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Con dit ions During the Year	Compensation Actually Paid

2024	CEO	$4,509,444	$(1,750,008)	$1,844,603	$2,479,865	$—	$212,805	$—	$7,296,709

	Other NEOs	$1,804,872	$(483,343)	$509,469	$637,416	$—	$119,386	$—	$2,587,800

2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	$—	$1,528,741	$—	$6,885,029

	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	$—	$275,277	$—	$2,143,829

2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)	$—	$(515,667)	$—	$1,915,799

	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	$—	$1,202,603

2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	$—	$3,217,916

	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	$—	$(57,940)	$(131,929)	$547,174

2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	$—	$423,000	$(233,000)	$—	$2,672,083

	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	$—	$1,215,000

(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.

(4)	Refer to “2024 Performance Measures” below for an understanding of how this metric is calculated.

Company Selected Measure Name	Net Operating Ratio
Named Executive Officers, Footnote	The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2024, 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021 and 2020, Sean P. Downes (Executive Chairman), Jon W. Springer (Chief Risk Officer), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO).
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.
PEO Total Compensation Amount	$ 4,509,444	$ 4,287,954	$ 3,578,393	$ 3,540,457	$ 3,322,914
PEO Actually Paid Compensation Amount	$ 7,296,709	6,885,029	1,915,799	3,217,916	2,672,083
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “2024 Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2024 Pay Versus Performance Table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Con dit ions During the Year	Compensation Actually Paid

2024	CEO	$4,509,444	$(1,750,008)	$1,844,603	$2,479,865	$—	$212,805	$—	$7,296,709

	Other NEOs	$1,804,872	$(483,343)	$509,469	$637,416	$—	$119,386	$—	$2,587,800

2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	$—	$1,528,741	$—	$6,885,029

	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	$—	$275,277	$—	$2,143,829

2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)	$—	$(515,667)	$—	$1,915,799

	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	$—	$1,202,603

2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	$—	$3,217,916

	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	$—	$(57,940)	$(131,929)	$547,174

2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	$—	$423,000	$(233,000)	$—	$2,672,083

	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	$—	$1,215,000

Non-PEO NEO Average Total Compensation Amount	$ 1,804,872	1,605,915	1,507,019	723,930	2,196,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,587,800	2,143,829	1,202,603	547,174	1,215,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “2024 Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “2024 Pay Versus Performance Table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End to Year End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Con dit ions During the Year	Compensation Actually Paid

2024	CEO	$4,509,444	$(1,750,008)	$1,844,603	$2,479,865	$—	$212,805	$—	$7,296,709

	Other NEOs	$1,804,872	$(483,343)	$509,469	$637,416	$—	$119,386	$—	$2,587,800

2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	$—	$1,528,741	$—	$6,885,029

	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	$—	$275,277	$—	$2,143,829

2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)	$—	$(515,667)	$—	$1,915,799

	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	$—	$1,202,603

2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	$—	$3,217,916

	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	$—	$(57,940)	$(131,929)	$547,174

2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	$—	$423,000	$(233,000)	$—	$2,672,083

	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	$—	$1,215,000

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Operating Ratio
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
2024 Performance Measures
For performance year 2024, the performance measures listed below were the most important ones used by the Compensation Committee to link NEOs’ 2024 compensation actually paid to Company performance.

Performance Measures

Net operating ratio	Numerator of this ratio is calculated as the sum of losses & LAE, policy acquisition costs and other operating expenses, less net investment income, commission revenue, policy fees and other revenues, while the denominator reflects net premiums earned.

GPW growth	Growth in gross premiums written (“GPW”).

3-year adjusted book value per share growth	Excludes cumulative dividends declared and accumulated other comprehensive income.

Total Shareholder Return Amount	$ 96.21	70.35	44.5	66.88	56.51
Peer Group Total Shareholder Return Amount	178.32	139.85	124.27	119.69	97.21
Net Income (Loss)	$ 58,928,000	$ 66,823,000	$ (22,257,000)	$ 20,407,000	$ 19,105,000
Company Selected Measure Amount	0.94	0.933	1.007	0.974	1.042
PEO Name	Stephen J. Donaghy
Measure:: 1
Pay vs Performance Disclosure
Name	Net operating ratio
Measure:: 2
Pay vs Performance Disclosure
Name	GPW growth
Measure:: 3
Pay vs Performance Disclosure
Name	3-year adjusted book value per share growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,750,008)	$ (1,750,002)	$ (1,057,829)	$ (2,468,000)	$ (2,269,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,603	1,531,491	962,078	1,816,951	1,428,169
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,479,865	1,286,845	(1,051,176)	126,130
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				250,750	423,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,805	1,528,741	(515,667)	(48,372)	(233,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,343)	(333,330)	(551,639)	(63,413)	(883,696)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,469	291,710	380,741	63,750	422,530
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	637,416	304,257	(90,247)	12,776	(532,056)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,027		258,054
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 119,386	$ 275,277	$ (87,298)	(57,940)	$ (246,523)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (131,929)